Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2021
Revenue Recognition
Revenue from External Customers by Products and Services

	Three Months Ended March 31, 2021
			Digital
		Direct-to	Subscription
	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$14,977	$—	$727	$—	$15,704
Magazine and Digital Subscriptions	—	—	2,323	14	2,337
TV and Cable Programming	—	—	2,592	—	2,592
Consumer Products	—	22,047	—	—	22,047
Total revenues	$14,977	$22,047	$5,642	$14	$42,680

	Three Months Ended March 31,2020
			Digital
		Direct-to	Subscription
	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$15,644	$—	$708	$—	$16,352
Magazine and Digital Subscriptions	—	—	1,988	645	2,633
TV and Cable Programming	—	—	2,507	—	2,507
Consumer Products	—	10,282	—	—	10,282
Total revenues	$15,644	$10,282	$5,203	$645	$31,774